SEGMENT REPORTING (Details 3) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income	$ 1,023,335	$ (1,880,993)	$ 1,351,788	$ 2,219,434	$ (857,658)	$ 3,571,222	$ 5,849,443	$ 1,773,401
U S A Investment Fund Management [Member]
Net income							9,983,156	2,850,451
U S A Beauty Products And Other [Member]
Net income							(191,857)	215,620
New Zealand Food Industry Segment [Member]
Net income							469,028	326,448
Canada Security Alarm [Member]
Net income							284,151	294,295
Corporate Segment [Member]
Net income							$ (4,695,035)	$ (1,913,413)